Acquisitions and Dispositions - Pro forma (Details) $ / shares in Units, $ in Millions		12 Months Ended
	May 16, 2017	Dec. 31, 2017	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Acquisitions
Statutory tax rate used in pro forma adjustments		32.10%	(100.80%)	13.60%
Stock split ratio	2
After-tax pro forma adjustments
Cost of sales associated with Rexam inventory step-up			$ 84
Rexam
After-tax pro forma adjustments
Cost of sales associated with Rexam inventory step-up			$ (84)	$ 84
U.K. | Rexam
Acquisitions
Statutory tax rate used in pro forma adjustments			20.00%	20.25%
U.S. | Rexam
Acquisitions
Tax rate used in recording tax impact of transaction costs already incurred			37.00%
Divestment Business | Rexam
Acquisitions
Net sales, proforma			$ 10,455	$ 11,190
Net earnings attributable to Ball Corporation			$ 227	$ (417)
Basic earnings per share | $ / shares			$ 0.65	$ (1.19)
Diluted earnings per share | $ / shares			$ 0.64	$ (1.19)